10-K Basis of Presentation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Costs and Expenses, Related Party	$ 4.4	$ 4.7	$ 9.0	$ 9.7	$ 18.0	$ 15.6	$ 14.2